Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Company Common Stock [Member]	Common Class B [Member]	Company Common Stock [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Company Common Stock [Member]	Retained Earnings [Member] Common Class B [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Jun. 30, 2011	$ 774,985			$ 36,282	$ 8,776	$ 58,274	$ 687,816			$ (16,163)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	53,221						53,221
Other comprehensive income, net	456									456
Total comprehensive income	53,677
Share-based incentive plan transactions	2,332			319		2,013
Purchases of Company stock	(15,311)			(587)	(1)	(14,723)
Share-based compensation	7,632					7,632
Conversion of Class B to common stock	0			35	(35)
Dividends paid		(23,130)	(5,592)					(23,130)	(5,592)
Tax benefit from incentive plans	(1,530)					(1,530)
Balance at Dec. 31, 2011	$ 793,063			$ 36,049	$ 8,740	$ 51,666	$ 712,315			$ (15,707)